Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended			5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 17, 2017 USD ($) shares	May 31, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Sep. 12, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Feb. 04, 2015	Dec. 31, 2012 USD ($)
Commissions paid	$ 6,318	$ 7,126			$ 12,782		$ 14,131
Due from affiliate, current	28,569				28,569					$ 19,710
Due to affiliate, current	9,950				9,950					37,063
Equity in net (losses)/ earnings of affiliated companies	(16,779)	(3,025)			(12,502)		(9,489)
Loan receivable from affiliate companies	51,823				51,823					46,089
Due to affiliate, non current	96,750				96,750					67,154
Other income/ (expense), net	8,076	(2,242)			13,465		(7,061)
Acropolis
Commissions paid	0	0			0		0
Trade accounts payable	76				$ 76					76
Disposal date					Dec. 06, 2018	Dec. 06, 2018
Navios Partners
Due to affiliate, current	9,950				$ 9,950					34,765
Unamortized deferred gain for vessels and rights sold	7,471				7,471					8,126
Equity in net (losses)/ earnings of affiliated companies	328	473			656		946
Due to affiliate, non current	38,063				38,063					17,891
Navios Acquisition
Due to affiliate, current	3,454				3,454					10,113
Due to affiliate, non current	18,689				18,689					13,847
Navios Containers
Due to affiliate, current	$ 7,638				$ 7,638					4,065
Equity in net (losses)/ earnings of affiliated companies		$ 142					$ 244
Ownership percentage of Navios Holdings	3.70%				3.70%
Due to affiliate, non current	$ 8,195				$ 8,195					7,862
Navios Partners Agreement
Maximum exposure												$ 20,000
Navios Partners Agreement | Guarantee claim
Fair value of guarantee obligations	14,362				14,362					18,001
Other income/ (expense), net	3,638
Navios Revolving Loans I Transfer
Proceeds from transfer of debt			$ 4,050
Due to affiliate, non current	36,205		33,473		36,205					35,417
Consideration received			33,473
Debt instrument unamortized premium	$ 7,392		12,089		7,392					8,359
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies			$ 21,384
Number of shares issued-common stock | shares			13,076,923
Consideration equity component			$ 29,423
Two lease agreements | Goldland A.E., Emerald A.E. and Infraco Ltd.
Annual lease payments of office					$ 1,191	€ 1,046
Option Agreement | Navios Acquisition
Description of the option to acquire Navios Midstream					Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2019, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2019, Navios Holdings had not exercised any part of that option.
Share Repurchase Program | General partner
Number of shares authorized to be repurchased | shares	1,754,981				1,754,981
Minimum | Option Agreement | Navios Midstream
Ownership percentage of Navios Holdings	25.00%				25.00%
Minimum | Share Repurchase Program | Navios Partners
Ownership percentage of Navios Holdings											20.00%
Secured Credit Facility | Navios Logistics
Line of credit facility issuance date					Apr. 25, 2019	Apr. 25, 2019
Maximum borrowing capacity	$ 50,000				$ 50,000
Line Credit Facility Arrangement Fees					$ 500
Maturity date					Apr. 30, 2021	Apr. 30, 2021
Secured Credit Facility | Navios Logistics | Subsequent event
Amount drawn down								$ 50,000
Secured Credit Facility | Navios Logistics | First year
Interest rate description					12.75%	12.75%
Secured Credit Facility | Navios Logistics | Second year
Interest rate description					14.75%	14.75%
2022 Notes
Repurchase of notes				$ 11,000					$ 35,661
2022 Notes | Secured Credit Facility | Navios Logistics
Repurchase of notes					$ 18,726
Navios Europe I
Due from affiliate, total	18,026				18,026					12,013
Due from affiliate, current	13,198				13,198					7,769
Long-term receivable from affiliate companies	$ 4,828				$ 4,828					4,244
Ownership percentage of Navios Holdings	47.50%				47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage					12.70%	12.70%
Loan receivable from affiliate companies	$ 23,125				$ 23,125					19,125
Amount drawn down					4,000
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility	2,000				2,000
Navios Europe I | Navios Revolving Loans I | Minimum | Funding Commitment
Available amount of loan facility	0				0
Navios Europe I | Navios Revolving Loans I | Maximum | Funding Commitment
Available amount of loan facility	2,000				2,000
Navios Europe II
Due from affiliate, total	15,057				15,057					5,312
Due from affiliate, current	11,917				11,917					470
Long-term receivable from affiliate companies	$ 3,140				$ 3,140					5,782
Ownership percentage of Navios Holdings	47.50%				47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage					18.00%	18.00%
Loan receivable from affiliate companies	$ 16,938				$ 16,938					$ 16,938
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility	4,503				4,503
Navios Europe II | Navios Revolving Loans II | Minimum | Funding Commitment
Available amount of loan facility	0				0
Navios Europe II | Navios Revolving Loans II | Maximum | Funding Commitment
Available amount of loan facility	$ 4,503				$ 4,503